LICENSE RIGHT (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Issuance of convertible debt		$ 3,900,000
Repayments of Notes Payable	$ 250,000	300,000	$ 527,905
CD38 Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Notes Issued				$ 3,250,000
Notes Payable, Noncurrent		$ 1,500,000
Debt Instrument, Maturity Date		Nov. 15, 2022
CD38 Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets				$ 1,750,000
Capitalized Contract Cost, Gross		$ 5,000,000
Consensi [Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of convertible debt			$ 1,500,000